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                         SUN LIFE OF CANADA (U.S.)
                            VARIABLE ACCOUNT B


                                 --------------

                          FINANCIAL STATEMENTS FOR THE
                          YEAR ENDED DECEMBER 31, 1996
                        AND INDEPENDENT AUDITORS' REPORT
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                                  [LETTERHEAD]


INDEPENDENT AUDITORS' REPORT



To the Participants in Sun Life of Canada (U.S.) Variable Account B and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Sun Life of Canada (U.S.) Variable Account B as of December 31, 1996 and the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1996 and 1995. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation with the custodian of securities held for the Variable Account as of December 31, 1996. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Sun Life of Canada (U.S.) Variable Account B as of December 31, 1996, and the results of its operations for the year then ended and the changes in its net assets for the years ended December 31,1996 and 1995 in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

Deloitte & Touche LLP
February 3, 1997
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                            SUN LIFE OF CANADA (U.S.)
                               VARIABLE ACCOUNT B


                             STATEMENT OF CONDITION
                                DECEMBER 31, 1996


ASSETS:
     Investment in MFS/Sun Life Series Trust:
              Money Market Series ("MMS"),
              333,903 shares at $1.00 per share
              (cost $333,903)                                       $   333,903

LIABILITY:

     Payable to sponsor                                                 (70,284)
                                                                       ---------

NET ASSETS                                                          $   263,619
                                                                       ---------
                                                                       ---------

APPLICABLE TO OWNERS OF VARIABLE ANNUITY CONTRACTS:

     Deferred contracts (69,486 units at
     $2.9406 per unit)                                              $   204,330
     Reserve for variable annuities                                      59,289
                                                                       ---------

                                                                     $  263,619
                                                                       ---------
                                                                       ---------


                       See notes to financial statements.
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                            SUN LIFE OF CANADA (U.S.)
                               VARIABLE ACCOUNT B

                             STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1996


INVESTMENT INCOME:

     Dividends                                                   $   27,857

EXPENSE:

     Mortality and Expense risk charges                               3,396
                                                                   ---------
NET INVESTMENT INCOME                                                24,461

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:

     Net realized (losses)                                         (282,229)

     Change in unrealized (losses) on investments:
         Beginning of year                                         (268,284)
         End of year                                                      0
                                                                   ---------

     Unrealized gains                                               268,284
                                                                   ---------

NET REALIZED AND UNREALIZED LOSSES                                  (13,945)
                                                                   ---------

NET INCREASE IN NET ASSETS FROM OPERATIONS                       $   10,516
                                                                   ---------
                                                                   ---------


                       See notes to financial statements.
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                            SUN LIFE OF CANADA (U.S.)
                               VARIABLE ACCOUNT B

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                           YEARS ENDED
                                                           DECEMBER 31,
                                                       1996            1995
                                                       ----            ----
OPERATIONS:

     Net investment income                       $    24,461      $   3,333
     Net realized losses                            (282,229)       (30,772)
     Net unrealized gains                            268,284         37,129
                                                  -----------      ---------

          Net increase in net assets
            from operations                           10,516          9,690
                                                  -----------      ---------

PARTICIPANT TRANSACTIONS:

     Accumulation activity:

          Redemptions                                (20,633)        (2,209)
                                                  -----------      ---------
          Net accumulation activity                  (20,633)        (2,209)
                                                  -----------      ---------
     Annuitization activity:

          Annuity payments                           (13,974)       (19,574)
          Actuarial adjustment                       (12,378)         6,406
                                                  -----------      ---------

            Net annuitization activity               (26,352)       (13,168)
                                                  -----------      ---------
     Net decrease in net assets from
          participant activity                       (46,985)       (15,377)
                                                  -----------      ---------

NET DECREASE IN NET ASSETS                           (36,469)        (5,687)

NET ASSETS

     Beginning of year                               300,088        305,775
                                                  -----------      ---------
     End of year                                 $   263,619      $ 300,088
                                                  -----------      ---------
                                                  -----------      ---------


                       See notes to financial statements.
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                         SUN LIFE OF CANADA (U.S.)
                            Variable Account B

                       NOTES TO FINANCIAL STATEMENTS


1.   ORGANIZATION:

     Sun Life of Canada (U.S.) Variable Account B (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor") was established as a funding vehicle for individual variable annuities. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately; the Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal tax law, investment income and capital gains of the Variable Account are not taxable and, therefore, no provision has been made for federal income taxes.

2.   INVESTMENT VALUATIONS:

     At December 31, 1995, the Variable Account was fully invested in shares of Sun Growth Variable Annuity Fund, Inc. ("SGVA"), an affiliated mutual fund. During 1996, SGVA ceased operations. The Variable Account redeemed all shares of SGVA and at December 31, 1996 is fully invested in shares of MFS/Sun Life Series Trust, Money Market Series ("MMS"). Investment in shares of MMS are recorded at their net asset value. Realized gains and losses on sales of SGVA and MMS are determined on the identified cost basis. Dividend income and capital gain distributions received by MMS are reinvested in additional shares of MMS and are recognized on the ex-dividend date.

3.   MORTALITY AND EXPENSES RISK CHARGES:

     A deduction based on the value of either the variable accumulation units credited to a deferred contract's accumulation account or the annuity units credited to either an immediate or a deferred contract, as the case may be, is made by the Sponsor from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. These deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.0% of the respective values.

4.   RESERVE FOR VARIABLE ANNUITIES:

     The reserve for variable annuities (contracts in payment period) has been calculated using the Progressive Annuity Table (for year of birth 1900) with interest equal to the assumed interest rate used in determining the annuity units and the annuity unit values. Separate tables were used for male and female annuitants. Required adjustments to the reserve will be accomplished by transfers to or from the Sponsor.
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                         SUN LIFE OF CANADA (U.S.)
                            Variable Account B

                 NOTES TO FINANCIAL STATEMENTS (continued)


5.   ESTABLISHMENT OF NEW VARIABLE ACCOUNTS:


     During 1982, the Sponsor established other separate accounts as investment vehicles for qualified and non-qualified individual variable annuity contracts and no longer accepts applications for new annuity contracts participating in Variable Account B.

6.   CHANGE IN ACCUMULATION UNITS OUTSTANDING:


                                                          Years Ended
                                                          December 31,


                                                   1996               1995
                                                   ----               ----

Redeemed during the year                         (6,835)             (1,831)
                                                 -------             -------
     Net decrease in
     accumulation units                          (6,835)             (1,831)


Units outstanding:
    Beginning of year                            76,321              78,152
                                                 ------              ------
    End of year                                  69,486              76,321
                                                 ------              ------
                                                 ------              ------